Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($) [1]	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
Cash flows from operating activities
Profit (loss) for the period	€ 58,287	$ 66,439	€ (1,576)	€ (6,381)
Adjustments for:
Financing expenses, net	32,600	37,160	978	27,358
Profit from settlement of derivatives contract				424
Depreciation and amortization expenses	9,109	10,383	8,488	16,481
Share-based payment transactions	154	176	4	16
Loss on early redemption of debentures	(1,224)	(1,395)
Profit from discontinued operations	(110,804)	(126,301)
Share of profit of equity accounted investee	(298)	(340)	(12)	(16,930)
Taxes on income in connection with the sale of an equity accounted investee	27,785	31,671
Change in trade receivables and other receivables	(2,295)	(2,616)	7,385	5,883
Change in other assets	(196)	(224)	(1,002)	(713)
Change in trade payables	(80)	(91)	2,678	551
Change in other payables	1,003	1,143	(4,810)	(5,832)
Tax benefit	(9,376)	(10,687)	(1,771)	(2,528)
Income taxes paid	(500)	(571)	(27)	(583)
Interest received	1,325	1,510	1,344	2,160
Interest paid	(9,231)	(10,522)	(6,626)	(17,470)
Net cash provided by (used in) operating activities	(3,741)	(4,265)	5,053	2,436
Cash flows from investing activities
Acquisition of fixed assets	(66,408)	(75,696)	(36,930)	(97,828)
Interest paid capitalized to fixed assets	(1,806)	(2,059)	(1,827)	(4,052)
Proceeds from a sale of an equity accounted investee	167,503	190,930
Advances on account of investments				547
Proceeds from (investment in) restricted cash, net	2,131	2,429	(9,166)	1,584
Investment in short-term deposits, net	(55,025)	(62,721)
Net cash provided by (used in) investing activities	46,395	52,883	(47,923)	(99,749)
Cash flows from financing activities
Issuance of warrants			475	475
Cost associated with long term loans	(1,332)	(1,518)	(1,057)	(4,575)
Proceeds from issuance of shares				12,663
Options exercise	24	27
Sale of shares in subsidiaries to non-controlling interests	6	7	20,852
Proceeds from minority partners in the Italian solar portfolio				51,458
Payment of principal of lease liabilities	(541)	(617)	(452)	(1,548)
Proceeds from short-term loans	24,338	27,742	17,434
Proceeds from long-term loans	43,852	49,985	465	51,681
Repayment of long-term loans	(25,537)	(29,109)	(6,753)	(35,414)
Repayment of debentures	(63,941)	(72,884)	(35,691)	(35,691)
Proceeds from issuance of debentures, net			56,729	91,181
Proceeds from the sale of tax credits	3,980	4,537		10,160
Proceeds from exercise of warrants				24
Net cash provided by (used in) financing activities	(19,151)	(21,830)	52,002	140,414
Effect of exchange rate fluctuations on cash and cash equivalents	2,357	2,687	(3,766)	3,379
Increase in cash and cash equivalents	25,860	29,475	5,366	46,480
Cash and cash equivalents at the beginning of the period	87,614	99,869	41,134	41,134
Cash and cash equivalents at the end of the period	€ 113,474	$ 129,344	€ 46,500	€ 87,614

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)